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For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

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10047798

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
ProShares Advisors LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

SSG: Dow Jones U.S. Semiconductors Index; SZK: Dow Jones U.S. Consumer Goods Index; TLL: Dow Jones U.S. Select Telecommunications Index; UCC: Dow Jones U.S. Consumer Services Index; UGE: Dow Jones U.S. Consumer Goods Index; UPW: Dow Jones U.S. Utilities Index; URE: Dow Jones U.S. Real Estate Index; USD: Dow Jones U.S. Semiconductors Index; UXI: Dow Jones U.S. Industrials Index; UYG: Dow Jones U.S. Financials Index; UYM: Dow Jones U.S. Basic Materials Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 11 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
SSG, SZK, TLL, UCC, UGE, UPW, URE, USD, UXI, UYG, UYM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

SSG: AMEX, ARCA, NASDAQ, NYSE; SZK: AMEX, ARCA, NASDAQ, NYSE; TLL: AMEX, ARCA, NASDAQ, NYSE; UCC: AMEX, ARCA, NASDAQ, NYSE; UGE: AMEX, ARCA, NASDAQ, NYSE; UPW: AMEX, ARCA, NASDAQ, NYSE; URE: AMEX, ARCA, NASDAQ, NYSE; USD: AMEX, ARCA, NASDAQ, NYSE; UXI: AMEX, ARCA, NASDAQ, NYSE; UYG: AMEX, ARCA, NASDAQ, NYSE; UYM: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010